Expense Example {- Franklin Mutual Shares Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Shares Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 651
3 years	866
5 years	1,098
10 years	1,762
Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	2,116
Class R
Expense Example:
1 year	132
3 years	412
5 years	713
10 years	1,568
Class R6
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990